Investments (Activity For Accretable Yield on PCI Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fixed Maturity Securities
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	$ 1,780	$ 1,874
Accretion recognized in earnings	(269)	(274)
Disposals	(2)	(48)
Reclassification (to) from nonaccretable difference	(130)	(95)
Accretable yield, December 31,	1,733	1,780
CMBS
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	21	48
Accretion recognized in earnings	(9)	(56)
Disposals	0	0
Reclassification (to) from nonaccretable difference	(12)	29
Accretable yield, December 31,	0	21
Investments purchased | Fixed Maturity Securities
Accretable yield on purchased distressed assets acquired
Investments purchased	354	323
Investments purchased | CMBS
Accretable yield on purchased distressed assets acquired
Investments purchased	$ 0	$ 0